(2_FIDELITY_LOGOS)EMPIRE FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT A






ANNUAL REPORT
DECEMBER 31, 1997


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY
BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED
BY THE FDIC.
STATEMENT OF ASSETS AND LIABILITIES



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


ASSETS                                                                                 DECEMBER 31, 1997

INVESTMENTS AT CURRENT MARKET VALUE:

 VARIABLE INSURANCE PRODUCTS FUND (VIP)

  MONEY MARKET PORTFOLIO - 40,523,191 SHARES (COST $40,523,191)                        $ 40,523,191

  HIGH INCOME PORTFOLIO - 1,936,144 SHARES (COST $23,447,930)                           26,292,832

  EQUITY-INCOME PORTFOLIO - 7,799,811 SHARES (COST $136,245,590)                        189,379,414

  GROWTH PORTFOLIO - 2,618,273 SHARES (COST $73,417,324)                                97,137,924

  OVERSEAS PORTFOLIO - 1,305,890 SHARES (COST $22,579,175)                              25,073,096



 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

  INVESTMENT GRADE BOND PORTFOLIO - 678,746 SHARES (COST $8,286,814)                    8,525,055

  ASSET MANAGER PORTFOLIO - 5,098,256 SHARES (COST $76,484,511)                         91,819,600

  INDEX 500 PORTFOLIO - 671,317 SHARES (COST $59,792,835)                               76,791,919

  ASSET MANAGER: GROWTH PORTFOLIO - 1,977,566 SHARES (COST $26,302,628)                 32,352,984

  CONTRAFUND PORTFOLIO - 6,763,269 SHARES (COST $98,653,114)                            134,859,574



 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

  BALANCED PORTFOLIO - 320,839 SHARES (COST $4,308,500)                                 4,677,837

  GROWTH & INCOME PORTFOLIO - 2,302,725 SHARES (COST $25,769,324)                       28,853,145

  GROWTH OPPORTUNITIES PORTFOLIO - 1,724,505 SHARES (COST $29,023,346)                  33,231,208



 MORGAN STANLEY UNIVERSAL FUNDS (MSUF)

  EMERGING MARKETS EQUITY PORTFOLIO - 22,182 SHARES (COST $210,764)                     209,175

  EMERGING MARKETS DEBT PORTFOLIO - 34,809 SHARES (COST $348,688)                       336,604

  GLOBAL EQUITY PORTFOLIO - 26,177 SHARES (COST $310,300)                               307,316

  INTERNATIONAL MAGNUM PORTFOLIO - 16,181 SHARES (COST $173,935)                        167,959



 PBHG INSURANCE SERIES FUNDS (PBHG)

  GROWTH II PORTFOLIO - 11,822 SHARES (COST $126,545)                                   127,088

  SMALL CAP VALUE PORTFOLIO - 52,273 SHARES (COST $539,232)                             547,819

  LARGE CAP VALUE PORTFOLIO - 18,769 SHARES (COST $193,332)                             195,765

  TECHNOLOGY & COMMUNICATIONS PORTFOLIO - 35,096 SHARES (COST $366,187)                 365,354

  SELECT 20 PORTFOLIO - 56,875 SHARES (COST $553,519)                                   570,452



 STRONG VARIABLE INSURANCE FUNDS (SVIF)

  DISCOVERY FUND II PORTFOLIO - 7,663 SHARES (COST $93,530)                             92,191

  GROWTH FUND II PORTFOLIO - 12,882 SHARES (COST $162,114)                              160,378

  OPPORTUNITY FUND II PORTFOLIO - 15,058 SHARES (COST $324,423)                         326,748



 WARBURG PINCUS TRUST (WPT)

  SMALL COMPANY GROWTH PORTFOLIO - 19,004 SHARES (COST $305,128)                        313,192

  INTERNATIONAL EQUITY PORTFOLIO - 3,021 SHARES (COST $34,115)                          31,689

  POST-VENTURE CAPITAL PORTFOLIO - 6,038 SHARES (COST $65,671)                          66,778



   TOTAL ASSETS                                                                        $ 793,336,287



NET ASSETS

 VARIABLE ANNUITY CONTRACTS                                                            $ 772,540,862

 ANNUITY RESERVES                                                                       20,634,066

 RETAINED IN VARIABLE ACCOUNT BY EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY     161,359



   TOTAL NET ASSETS                                                                    $ 793,336,287


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




              SUBACCOUNTS INVESTING IN:


             VIP -                                      VIP -                           VIP -
              MONEY MARKET                               HIGH INCOME                     EQUITY-INCOME



              12/31/97                    12/31/96       12/31/97         12/31/96       12/31/97           12/31/96

INCOME:

 DIVIDENDS    $ 2,313,764                 $ 1,786,770    $ 1,698,426      $ 1,344,293    $ 15,459,859       $ 5,937,083

EXPENSES:

 MORTALITY RISK,
  EXPENSE RISK
  AND ADMINIS- 421,031                     369,246        226,931          173,493        1,644,530          1,445,756
  TRATIVE CHARGES

NET INVESTMENT
 INCOME (LOSS) 1,892,733                   1,417,524      1,471,495        1,170,800      13,815,329         4,491,327

REALIZED GAIN
(LOSS)         0                           0              525,904          234,379        5,142,383          4,329,089

UNREALIZED
 APPRECIATION
 (DEPRECIATION)0                           0              1,549,932        650,495        20,917,615         8,576,967
 DURING THE PERIOD

NET INCREASE (DECREASE)
 IN NET
ASSETS FROM    1,892,733                   1,417,524      3,547,331        2,055,674      39,875,327         17,397,383
 OPERATIONS

PAYMENTS
 RECEIVED FROM 23,195,744                  27,250,681     3,390,097        4,106,021      10,018,315         21,584,759
 CONTRACT OWNERS

TRANSFERS
 BETWEEN SUB-  (29,837,690)                (9,795,253)    (936,028)        1,458,992      (8,413,443)        (9,221,157)
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND  (3,370,058)                 (1,159,047)    (646,453)        (381,564)      (3,514,413)        (3,177,333)
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 EMPIRE FIDELITY
 INVESTMENTS
LIFE           (14,328)                    6,590          (8,290)          (4,989)        (51,098)           (35,670)
 INSURANCE CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS    (10,026,332)                16,302,971     1,799,326        5,178,460      (1,960,639)        9,150,599
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE ANNUITY (18,302)                 (6,995)        (6,399)          (6,253)        (35,093)           (78,836)
 ACCOUNT A, NET

TOTAL INCREASE (8,151,901)                 17,713,500     5,340,258        7,227,881      37,879,595         26,469,146
 (DECREASE) IN
 NET ASSETS

NET ASSETS AT
 BEGINNING OF
PERIOD         48,675,092                  30,961,592     20,952,574       13,724,693     151,499,819        125,030,673

NET ASSETS AT END
 OF PERIOD    $ 40,523,191                $ 48,675,092   $ 26,292,832     $ 20,952,574   $ 189,379,414      $ 151,499,819







EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                          SUBACCOUNTS INVESTING IN:


                          VIP -                                      VIP -
                            GROWTH                                     OVERSEAS



                          12/31/97                    12/31/96       12/31/97       12/31/96

INCOME:

 DIVIDENDS                $ 3,205,544                 $ 4,634,819    $ 2,118,629    $ 525,818

EXPENSES:

 MORTALITY RISK,
  EXPENSE RISK
  AND ADMINIS-             884,156                     811,476        260,337        231,350
  TRATIVE CHARGES

NET INVESTMENT
 INCOME (LOSS)             2,321,388                   3,823,343      1,858,292      294,468

REALIZED GAIN (LOSS)       6,114,534                   3,059,832      1,113,127      484,088

UNREALIZED
 APPRECIATION
 (DEPRECIATION)            9,612,136                   2,520,593      (306,443)      1,781,995
 DURING THE PERIOD

NET INCREASE (DECREASE)
 IN NET ASSETS FROM        18,048,058                  9,403,768      2,664,976      2,560,551
 OPERATIONS

PAYMENTS
 RECEIVED FROM             3,969,223                   16,074,279     1,594,379      3,046,601
 CONTRACT OWNERS

TRANSFERS
 BETWEEN SUB-              (11,918,863)                2,515,925      (2,962,833)    1,632,798
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND              (1,865,313)                 (1,354,750)    (875,577)      (312,776)
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 EMPIRE FIDELITY
 INVESTMENTS LIFE          (27,180)                    (30,252)       (7,253)        (20,485)
 INSURANCE CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS                (9,842,133)                 17,205,202     (2,251,284)    4,346,138
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE ANNUITY          (14,603)                    (40,650)       (7,153)        (7,308)
 ACCOUNT A, NET

TOTAL INCREASE             8,191,322                   26,568,320     406,539        6,899,381
 (DECREASE) IN
 NET ASSETS

NET ASSETS AT
 BEGINNING OF PERIOD       88,946,602                  62,378,282     24,666,557     17,767,176

NET ASSETS AT END
 OF PERIOD                $ 97,137,924                $ 88,946,602   $ 25,073,096   $ 24,666,557



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                           VIP II -                     VIP II -                          VIP II -
                           INVESTMENT                   ASSET MANAGER                     INDEX 500
                           GRADE BOND



                          12/31/97       12/31/96      12/31/97          12/31/96        12/31/97       12/31/96

INCOME:

 DIVIDENDS                $ 398,252      $ 337,043     $ 9,938,064       $ 5,293,835     $ 1,475,663    $ 620,782

EXPENSES:

 MORTALITY RISK,
  EXPENSE RISK
  AND ADMINIS-                            68,068        843,527           815,364         591,939        242,314
  TRATIVE CHARGES          68,030

NET INVESTMENT
 INCOME (LOSS)             330,222        268,975       9,094,537         4,478,471       883,724        378,468

REALIZED GAIN (LOSS)       59,791         75,367        1,851,291         1,663,095       2,915,326      702,643

UNREALIZED
 APPRECIATION
 (DEPRECIATION)                           (227,009)     4,465,968         4,022,895       11,740,910     3,762,268
 DURING THE PERIOD         150,894

NET INCREASE (DECREASE)
 IN NET ASSETS FROM                       117,333       15,411,796        10,164,461      15,539,960     4,843,379
 OPERATIONS                540,907

PAYMENTS
 RECEIVED FROM                            1,204,243     2,619,931         3,467,114       9,783,621      9,153,239
 CONTRACT OWNERS           547,746

TRANSFERS
 BETWEEN SUB-                                           (5,488,171)       (11,063,577)    16,761,121     10,692,005
 ACCOUNTS AND THE                         (177,798)
 FIXED ACCOUNT, NET        939,267

TRANSFERS
 FOR CONTRACT
 BENEFITS AND                             (443,215)     (3,352,040)       (2,267,357)     (2,103,893)    (760,330)
 TERMINATIONS              (446,731)

OTHER TRANSFERS
 (TO) FROM
 EMPIRE FIDELITY
 INVESTMENTS LIFE                         1,167         (17,911)          (18,904)        (19,321)       (4,432)
 INSURANCE CO., NET        (4,655)

NET INCREASE
 (DECREASE) IN
 NET ASSETS                               584,397       (6,238,191)       (9,882,724)     24,421,528     19,080,482
 FROM CONTRACT
 TRANSACTIONS              1,035,627

RETAINED IN
 (RETURNED FROM)
 VARIABLE ANNUITY                         (4,101)       (18,089)          (59,436)        (1,164)        (8,563)
 ACCOUNT A, NET            (2,182)

TOTAL INCREASE                                          9,155,516         222,301         39,960,324     23,915,298
 (DECREASE) IN                            697,629
 NET ASSETS                1,574,352

NET ASSETS AT
 BEGINNING OF PERIOD       6,950,703      6,253,074     82,664,084        82,441,783      36,831,595     12,916,297

NET ASSETS AT END
 OF PERIOD                $ 8,525,055    $ 6,950,703   $ 91,819,600      $ 82,664,084    $ 76,791,919   $ 36,831,595



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                           VIP II -                         VIP II -
                           ASSET MANAGER:                   CONTRAFUND
                           GROWTH



                          12/31/97          12/31/96       12/31/97        12/31/96

INCOME:

 DIVIDENDS                $ 31,544          $ 862,945      $ 3,309,751     $ 526,257

EXPENSES:

 MORTALITY RISK,
  EXPENSE RISK
  AND ADMINIS-             254,365           98,994         1,148,575       786,431
  TRATIVE CHARGES

NET INVESTMENT
 INCOME (LOSS)             (222,821)         763,951        2,161,176       (260,174)

REALIZED GAIN (LOSS)       505,357           239,532        4,737,833       1,823,791

UNREALIZED
 APPRECIATION
 (DEPRECIATION)            5,087,508         801,887        16,812,677      13,273,286
 DURING THE PERIOD

NET INCREASE (DECREASE)
 IN NET ASSETS FROM        5,370,044         1,805,370      23,711,686      14,836,903
 OPERATIONS

PAYMENTS
 RECEIVED FROM             4,997,152         5,577,602      12,859,035      25,690,735
 CONTRACT OWNERS

TRANSFERS
 BETWEEN SUB-              5,149,974         5,074,653      430,459         9,364,673
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND              (364,345)         (154,535)      (2,031,744)     (1,779,161)
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 EMPIRE FIDELITY
 INVESTMENTS LIFE          (8.770)           (3,396)        (35,583)        (71,396)
 INSURANCE CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS                9,774,011         10,494,324     11,222,167      33,204,851
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE ANNUITY          16,275            (16,199)       (17,981)        (24,192)
 ACCOUNT A, NET

TOTAL INCREASE             15,160,330        12,283,495     34,915,872      48,017,562
 (DECREASE) IN
 NET ASSETS

NET ASSETS AT
 BEGINNING OF PERIOD       17,192,654        4,909,159      99,943,702      51,926,140

NET ASSETS AT END
 OF PERIOD                $ 32,352,984      $ 17,192,654   $ 134,859,574   $ 99,943,702



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




      SUBACCOUNTS INVESTING IN:

                                                                                                   PBHG -      PBHG -
                                                                                                   SMALL CAP   LARGE CAP
VIP III -   VIP III -    VIP III -      MSUF -     MSUF -      MSUF -      MSUF -      PBHG -      VALUE**     VALUE**
BALANCED*   GROWTH &     GROWTH         EMERGING   EMERGING    GLOBAL      INTERNATIO
                                                                           NAL         GROWTH II**
            INCOME*      OPPORTUNITIES* MARKETS    MARKETS     EQUITY**    MAGNUM**
                                        EQUITY**   DEBT**

12/31/97    12/31/97     12/31/97      12/31/97    12/31/97    12/31/97    12/31/97    12/31/97    12/31/97    12/31/97

INCOME:

 DIVIDENDS
$ 2,385     $ 741,838    $ 67,255       $ 5,877     $ 11,628    $ 5,581     $ 5,039     $ 0         $ 0         $ 0

EXPENSES:

 MORTALITY RISK,
28,408      148,409      178,840        93          167         129         86          47          158         80
 EXPENSE RISK
 AND ADMINIS-
 TRATIVE CHARGES

NET INVESTMENT
(26,023)    593,429      (111,585)      5,784       11,461      5,452       4,953       (47)        (158)       (80)
 INCOME (LOSS)

REALIZED GAIN (LOSS)
171,319     139,286      215,977        (41)        (1,346)     1           25          (115)       106         (61)

UNREALIZED
 APPRECIATION
 (DEPRECIATION)
369,337     3,083,821    4,207,862      (1,589)     (12,084)    (2,984)     (5,976)     543         8,587       2,433
 DURING THE PERIOD

NET INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS
514,633     3,816,536    4,312,254      4,154       (1,969)     2,469       (998)       381         8,535       2,292

PAYMENTS
 RECEIVED FROM
 CONTRACT OWNERS
1,763,874   10,522,938   12,056,601     113,615     13,063      191,357     86,824      58,005      102,904     63,807

TRANSFERS
 BETWEEN SUB-
2,425,981   14,682,913   16,961,634     91,436      331,693     113,505     82,134      68,703      436,360     129,665
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND
(27,898)    (163,575)    (98,075)       0           (6,182)     0           0           0           0           0
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 EMPIRE FIDELITY
 INVESTMENTS LIFE
(2,344)     (10,836)     (6,260)        (30)        (1)         (15)        (1)         (3)         15          (2)
 INSURANCE CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS
4,159,613   25,031,440   28,913,900     205,021     338,573     304,847     168,957     126,705     539,279     193,470
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE ANNUITY
3,591       5,169        5,054          0           0           0           0           2           5           3
 ACCOUNT A, NET

TOTAL INCREASE
4,677,837   28,853,145   33,231,208     209,175     336,604     307,316     167,959     127,088     547,819     195,765
 (DECREASE) IN
 NET ASSETS

NET ASSETS AT
 BEGINNING
0           0            0              0           0           0           0           0           0           0
 OF PERIOD

NET ASSETS AT END
 OF PERIOD
$ 4,677,837 $ 28,853,145 $ 33,231,208   $ 209,175   $ 336,604   $ 307,316   $ 167,959   $ 127,088   $ 547,819   $ 195,765


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.










          PBHG -      SVIF -     SVIF -      SVIF -      WPT -       WPT -      WPT -
          SELECT 20** DISCOVERY  GROWTH      OPPORTUNITY SMALL       INTERNATIO
                                                                     NAL        POST-
PBHG -                FUND II**  FUND II**   FUND II**   COMPANY     EQUITY**   VENTURE
TECHNOLOGY &                                             GROWTH**               CAPITAL**
COM-

M UNICAT
IONS**                                                                                     TOTAL

12/31/97  12/31/97    12/31/97   12/31/97    12/31/97    12/31/97    12/31/97   12/31/97   12/31/97        12/31/96
INCOME:
DIVIDENDS
$ 0       $ 0         $ 0        $ 5,758     $ 324       $ 0         $ 2,023    $ 8        $ 40,797,212    $ 21,869,645
EXPENSES:
MORTALITY RISK,
EXPENSE RISK
AND ADMINIS
TRATIVE CHARES
144       202         48         66          156         143         16         44         6,700,657       5,042,492
NET INVESTMENT
INCOME (LOSS)
(144)    (202)       (48)       5,692       168         (143)       2,007      (36)       34,096,555      16,827,153
REALIZED GAIN (LOSS)
(593)    1           (44)       (79)        0           305         0          (281)      23,490,006      12,611,816
UNREALIZED
APPRECIATION
(DEPRECIATION)
DURING THE PERIOD
(833)    16,933      (1,339)    (1,736)     2,325       8,064       (2,426)    1,107      77,703,242      35,163,377
NET INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
(1,570)   16,732      (1,431)    3,877       2,493       8,226       (419)      790        135,289,803     64,602,346
PAYMENTS
RECEIVED FROM
CONTRACT OWNERS
138,324   115,860     32,805     94,312      152,948     74,156      11,805     18,680     98,587,121      117,155,274
TRANSFERS
BETWEEN SUB
ACCOUNTS AND THE
FIXED ACCOUNT, NET
228,607   437,871     60,817     62,188      171,182     230,810     20,304     47,306     306,902         481,261
TRANSFERS
FOR CONTRACT
BENEFITS AND
TERMINATIONS
0         0           0          0           0           0           0          0          (18,866,297)    (11,790,068)
OTHER TRANSFERS
(TO) FROM
EMPIRE FIDELITY
INVESTMENTS LIFE
INSURANCE CO., NET
(32)     (10)        (10)       38          87          17          (2,059)    (3)        (215,838)       (181,767)
NET INCREASE
(DECREASE) IN
NET ASSETS
FROM CONTRACT
TRANSACTIONS
366,899   553,721     93,612     156,538     324,217     304,983     30,050     65,983     79,811,888      105,664,700
RETAINED IN
(RETURN FROM)
VARIABLE ANNUITY
ACCOUNT A, NET
25        (1)         10         (37)        38          (17)        2,058      5          (88,786)        (252,533)
TOTAL INCREASE
(DECREASE) IN
NET ASSETS
365,354   570,452     92,191     160,378     326,748     313,192     31,689     66,778     215,012,905     170,014,513
NET ASSETS AT
BEGINNING
OF PERIOD
0         0           0          0           0           0           0          0          578,323,382     408,308,869
NET ASSETS AT END
OF PERIOD
$ 365,354 $ 570,452   $ 92,191   $ 160,378   $ 326,748   $ 313,192   $ 31,689   $ 66,778   $ 793,336,287   $ 578,323,382


NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
3. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 3, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 3, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:
                                      PURCHASES       SALES

VIP - MONEY MARKET                   $  40,626,139   $  48,778,040

VIP - HIGH INCOME                      9,153,878       5,889,456

VIP - EQUITY-INCOME                    27,763,208      15,943,611

VIP - GROWTH                           9,847,941       17,383,289

VIP - OVERSEAS                         5,901,185       6,301,330

VIP II - INVESTMENT GRADE BOND         3,949,956       2,586,289

VIP II - ASSET MANAGER                 13,777,280      10,939,023

VIP II - INDEX 500                     33,411,864      8,107,776

VIP II - ASSET MANAGER: GROWTH         11,990,962      2,423,497

VIP II - CONTRAFUND                    25,483,875      12,118,513

VIP III - BALANCED                     5,869,577       1,732,396

VIP III - GROWTH & INCOME              26,331,732      701,694

VIP III - GROWTH OPPORTUNITIES         30,203,470      1,396,101

MSUF - EMERGING MARKETS EQUITY         215,459         4,654

MSUF - EMERGING MARKETS DEBT           411,823         61,789

MSUF - GLOBAL EQUITY                   310,342         43

MSUF - INTERNATIONAL MAGNUM            175,996         2,086

PBHG - GROWTH II                       132,705         6,045

PBHG - SMALL CAP VALUE                 548,054         8,928

PBHG - LARGE CAP VALUE                 198,280         4,887

PBHG - TECHNOLOGY & COMMUNICATIONS     374,984         8,204

PBHG - SELECT 20                       553,556         38

SVIF - DISCOVERY FUND II               108,570         14,996

SVIF - GROWTH FUND II                  170,452         8,259

SVIF - OPPORTUNITY FUND II             324,476         53

WPT - SMALL COMPANY GROWTH             317,505         12,682

WPT - INTERNATIONAL EQUITY             34,128          13

WPT - POST-VENTURE CAPITAL             83,646          17,694

6. UNIT VALUES.
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1997 and 1996 are as follows:

                       PAYMENTS
        BEGINNING      RECEIVED     TRANSFERS      CONTRACT
        BALANCE        FROM         BETWEEN        TERMINATIONS     ENDING BALANCE
        UNITS          CONTRACT     SUBACCOUNTS,                   UNITS UNIT VALUE DOLLARS
                       OWNERS       NET





JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - MONEY MARKET            3,144,313    1,192,450    (1,961,731)    135,772      2,510,803   $ 15.98   $ 40,122,752

 VIP - HIGH INCOME             820,013      125,044      (36,435)       (39,629)     868,993     $ 29.00    25,203,764

 VIP - EQUITY-INCOME           4,755,212    283,630      (254,145)      (118,385)    4,666,312   $ 39.39    183,811,551

 VIP - GROWTH                  2,503,391    102,300      (325,759)      (50,212)     2,229,721   $ 42.76    95,348,269

 VIP - OVERSEAS                1,151,640    68,604       (123,259)      (37,425)     1,059,560   $ 23.52    24,922,843

 VIP II - INVESTMENT GRADE
BOND                           382,801      18,247       64,575         (23,502)     442,121     $ 18.75    8,288,748

 VIP II - ASSET MANAGER         3,900,514    115,925      (240,287)      (171,837)    3,604,315   $ 24.80    89,382,163

 VIP II - INDEX 500             1,887,371    443,549      793,394        (122,980)    3,001,334   $ 24.83    74,512,753

 VIP II - ASSET MANAGER: GROWTH 1,163,007    308,312      331,850        (42,970)     1,760,200   $ 17.95    31,593,890

 VIP II - CONTRAFUND            5,882,023    702,932      (5,288)        (160,091)    6,419,636   $ 20.47    131,438,645

 VIP III - BALANCED *                        154,849      243,840        (27,312)     371,377     $ 11.98    4,449,837

 VIP III - GROWTH & INCOME *                 936,634      1,359,453      (132,531)    2,163,555   $ 12.68    27,424,348

 VIP III - GROWTH OPPORTUNITIES *            1,076,440    1,563,569      (81,549)     2,558,459   $ 12.63    32,320,770

 MSUF - EMERGING MARKETS EQUITY **           11,511       9,298          (3)          20,806      $ 10.05    209,175

 MSUF - EMERGING MARKETS DEBT **             1,251        31,482         (603)        32,130      $ 10.48    336,604

 MSUF - GLOBAL EQUITY **                     18,774       11,206         (1)          29,979      $ 10.25    307,316

 MSUF - INTERNATIONAL MAGNUM **              8,767        8,275          0            17,042      $ 9.86     167,959

 PBHG - GROWTH II **                         5,767        6,751          (641)        11,877      $ 10.15    120,577

 PBHG - SMALL CAP VALUE **                   10,032       42,492         (744)        51,781      $ 10.43    540,062

 PBHG - LARGE CAP VALUE **                   6,302        12,765         (626)        18,440      $ 10.27    189,335

 PBHG - TECHNOLOGY & COMMUNICATIONS **       14,091       22,932         (2,985)      34,037      $ 9.87     335,899

 PBHG - SELECT 20 **                         11,265       43,493         (1)          54,758      $ 10.42    570,453

 SVIF - DISCOVERY FUND II **                 3,308        6,202          (1,464)      8,046       $ 9.69     77,996

 SVIF - GROWTH FUND II **                    9,503        6,146          0            15,649      $ 10.25    160,415

 SVIF - OPPORTUNITY FUND II **               15,195       17,006         (630)        31,571      $ 10.15    320,324

 WPT - SMALL COMPANY GROWTH **               7,472        23,269         (2,476)      28,265      $ 10.19    288,010

 WPT - INTERNATIONAL EQUITY **               1,196        2,010          0            3,206       $ 9.24     29,631

 WPT - POST-VENTURE CAPITAL **               1,875        4,639          0            6,514       $ 10.25    66,773

                                                                                                        $ 772,540,862





JANUARY 1, 1996 TO DECEMBER 31, 1996

 VIP - MONEY MARKET              2,086,339    1,396,811    (671,222)    332,385      3,144,313   $ 15.30   $ 48,101,350

 VIP - HIGH INCOME               605,822      175,020      61,177       (22,006)     820,013     $ 24.89    20,409,560

 VIP - EQUITY-INCOME             4,481,146    751,876      (315,456)    (162,354)    4,755,212   $ 31.05    147,641,357

 VIP - GROWTH                    2,004,576    487,213      73,706       (62,104)     2,503,391   $ 34.97    87,540,085

 VIP - OVERSEAS                  930,291      154,412      85,133       (18,195)     1,151,640   $ 21.29    24,519,804

 VIP II - INVESTMENT GRADE BOND  358,773      71,690       (12,681)     (34,981)     382,801     $ 17.36    6,644,585

 VIP II - ASSET MANAGER           4,435,615    181,581      (584,908)    (131,774)    3,900,514   $ 20.75    80,953,438

 VIP II - INDEX 500               802,405      537,084      624,968      (77,086)     1,887,371   $ 18.89    35,655,373

 VIP II - ASSET MANAGER: GROWTH   396,158      419,484      378,254      (30,890)     1,163,007   $ 14.49    16,853,490

 VIP II - CONTRAFUND              3,685,097    1,742,216    631,751      (177,041)    5,882,023   $ 16.65    97,957,527

                                                                                                      $ 566,276,569

*  FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE CONTRACT OWNERS OF EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT A:


We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager , VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced , VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
-  Growth II, PBHG -  Small Cap Value, PBHG -  Large Cap Value, PBHG -
Technology & Communications, PBHG -   Select 20, SVIF-  Discovery Fund
II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998


(registered trademark)
America's largest privately-held investment management organization. Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.
Fidelity Brokerage Services, Inc., member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109